Document and Entity Information	Mar. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2020
Entity Registrant Name	URBAN OUTFITTERS, INC.
Entity Central Index Key	0000912615
Entity Emerging Growth Company	false
Entity File Number	000-22754
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2003332
Entity Address, Address Line One	5000 South Broad Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	215
Local Phone Number	454-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares, par value $.0001 per share
Trading Symbol(s)	URBN
Name of each exchange on which registered	NASDAQ